SUBSEQUENT EVENTS - NARRATIVE (Details)	Mar. 06, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 19, 2023 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 267,216,692	$ 271,344,270
BBVA Peru
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 2,000,000
Borrowings, interest rate				8.35%
BBVA Peru | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 25,000,000
BBVA Peru | Fixed interest rate | Subsequent Event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate	7.90%